Income and mining taxes (Schedule of reconciliation to statutory tax rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Statutory tax rate	26.30%	26.40%
Tax expense (recovery) at statutory rate	$ 25,199	$ (53,526)
Effect of Deductions related to mining taxes	(3,249)	(5,491)
Adjusted income taxes	21,950	(59,017)
Mining tax expense	15,959	32,034
Adjusted income tax expense after mining tax expense (recovery)	37,909	(26,983)
Permanent differences related to capital items	(321)	716
Permanent differences related to other income tax permanent differences	3,839	2,775
Impact of remeasurement on decommissioning liability	(38,950)	33,731
Temporary income tax differences not recognized	(509)	4,483
Recognition of previously unrecognized deferred tax assets	(3,943)	0
Impact related to differences in tax rates in foreign operations	15,339	21,201
Impact of changes to statutory tax rates	958	(706)
Foreign exchange on non-monetary items	13,094	4,593
Impact related to tax assessments and tax return amendments	(1,983)	1,797
Tax expense	$ 25,433	$ 41,607